Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2021
Supplemental cash flow information
Schedule of components of the net change in non-cash working capital

Components of the net change in non-cash working capital are as follows:

	Year ended December 31,
	2021	2020	2019
Trade and other receivables	$1,180,068	$(316,778)	$(234,649)
Inventories	(176)	18,473	(5,932)
Prepaid expenses	(1,630,088)	(53,416)	(38,505)
Trade and other payables	(1,170,715)	(40,937)	(644,442)
Contract liabilities and taxes	(381,596)	(380,629)	87,697
Total	$(2,002,506)	$(773,287)	$(835,831)

Schedule of other supplemental information

Other supplemental cash flow information as follows:

	Year ended December 31,
	2021	2020	2019
Cash received for interest	$22,725	$1,068	$1,340
Cash paid for interest	1,311,915	1,105,298	780,892